ACCOUNTS RECEIVABLE AND CONTRACT ASSETS	12 Months Ended
Nov. 30, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS

NOTE 4 – ACCOUNTS RECEIVABLE AND CONTRACT ASSETS

Accounts receivable consisted of the following as of November 30:

	2022	2021
Trade Accounts Receivable	$81,667	$-
Contract assets	222,395	15,000
Less Allowance for doubtful accounts	(7,500)	-
Total Accounts Receivable (net)	$296,562	$15,000

Accounts receivable as of November 30, 2022 and 2021 are made up of trade receivables due from customers in the ordinary course of business, and contract assets.